INCOME TAXES (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 2,367	$ 724
Decrease related to prior year tax positions, net	(195)	(22)
Increase related to current year tax positions	1,257	1,665
Balance at the end of the year	$ 3,429	$ 2,367